UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-08382

DWS Strategic Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2011

ITEM 1.	REPORT TO STOCKHOLDERS

MAY 31, 2011 Semiannual Report to Shareholders

DWS Strategic Income Trust Ticker Symbol: KST

Contents
4 Performance Summary
6 Portfolio Summary
8 Investment Portfolio
27 Statement of Assets and Liabilities
29 Statement of Operations
30 Statement of Cash Flows
31 Statement of Changes in Net Assets
32 Financial Highlights
34 Notes to Financial Statements
44 Shareholder Meeting Results
45 Dividend Reinvestment Plan
47 Additional Information
48 Privacy Statement

The fund's investment objective is to provide high current income.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2011

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.
Average Annual Total Returns as of 5/31/11
DWS Strategic Income Trust	6-Month‡	1-Year	3-Year	5-Year	10-Year
Based on Net Asset Value(a)	8.17%	20.32%	13.17%	10.57%	11.53%
Based on Market Price(a)	10.33%	28.08%	16.45%	9.25%	9.37%
Credit Suisse High Yield Index(b)	7.61%	16.82%	10.76%	8.73%	9.08%
Lipper Closed-End General Bond Funds Category(c)	7.48%	16.51%	10.08%	7.75%	8.94%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.

(b) The Credit Suisse High Yield Index is an unmanaged, unleveraged, trader-priced portfolio constructed to mirror the global high-yield debt market. Index returns, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

(c) The Lipper Closed-End General Bond Funds category represents funds that have no quality or maturity restrictions, can use leverage and tend to invest in lower-grade debt issues. Lipper figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Lipper Inc. as falling into the Closed-End General Bond Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Lipper category.
Net Asset Value and Market Price
	As of 5/31/11	As of 11/30/10
Net Asset Value	$13.94	$13.66
Market Price	$13.75	$13.21

Prices and net asset value fluctuate and are not guaranteed.
Distribution Information
Six Months as of 5/31/11: Income Dividends	$.77
May Income Dividend	$.0925
Current Annualized Distribution Rate (Based on Net Asset Value) as of 5/31/11+	7.96%
Current Annualized Distribution Rate (Based on Market Price) as of 5/31/11+	8.07%

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2011. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed, and will fluctuate.
Lipper Rankings — Closed-End General Bond Funds Category as of 5/31/11
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	6	of	12	47
3-Year	5	of	10	46
5-Year	4	of	10	37
10-Year	2	of	6	29

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on net asset value total return with distributions reinvested.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	5/31/11	11/30/10

Corporate Bonds	80%	78%
Loan Participations and Assignments	7%	8%
Government & Agency Obligations	7%	10%
Cash Equivalents	6%	4%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	5/31/11	11/30/10

Consumer Discretionary	17%	15%
Financials	16%	20%
Telecommunication Services	12%	9%
Materials	12%	11%
Industrials	11%	8%
Energy	8%	9%
Emerging-Market Sovereign Bonds	7%	9%
Information Technology	5%	4%
Health Care	5%	8%
Consumer Staples	4%	3%
Utilities	3%	4%
	100%	100%

Quality (Excludes Cash Equivalents and Securities Lending Collateral)	5/31/11	11/30/10

A	1%	1%
BBB	7%	8%
BB	31%	28%
B	43%	48%
Below B	15%	13%
Not Rated	3%	2%
	100%	100%

Asset allocation, sector diversification and quality are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk and is subject to change.
Interest Rate Sensitivity	5/31/11	11/30/10

Effective Maturity	7.9 years	6.5 years
Effective Duration	5.6 years	4.1 years

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Interest rate sensitivity is subject to change.

For more complete details about the Fund's investment portfolio, see page 8. A Fact Sheet is available upon request. Please see the Additional Information section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings as of the month-end are posted on www.dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Portfolio as of May 31, 2011 (Unaudited)
		Principal Amount ($) (a)	Value ($)

Corporate Bonds 114.0%
Consumer Discretionary 19.7%
Allison Transmission, Inc., 144A, 7.125%, 5/15/2019		50,000	49,625
AMC Entertainment, Inc.:
8.0%, 3/1/2014		95,000	95,950
8.75%, 6/1/2019		200,000	214,750
American Achievement Corp., 144A, 10.875%, 4/15/2016		50,000	46,875
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		55,000	55,550
144A, 8.375%, 11/15/2020		80,000	83,400
AutoNation, Inc., 6.75%, 4/15/2018		385,000	403,287
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		95,000	98,444
9.625%, 3/15/2018		45,000	49,388
Beazer Homes USA, Inc., 9.125%, 6/15/2018		25,000	23,750
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		75,000	76,312
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		185,000	195,869
Burlington Coat Factory Warehouse Corp., 144A, 10.0%, 2/15/2019		80,000	80,200
Cablevision Systems Corp.:
7.75%, 4/15/2018		475,000	515,375
8.0%, 4/15/2020		25,000	27,438
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		140,000	129,500
11.25%, 6/1/2017		470,000	528,750
12.75%, 4/15/2018		50,000	51,250
CanWest LP, 144A, 9.25%, 8/1/2015*		55,000	9,350
Carrols Corp., 9.0%, 1/15/2013		30,000	30,075
CCO Holdings LLC:
6.5%, 4/30/2021		1,115,000	1,098,275
7.0%, 1/15/2019		45,000	45,956
7.25%, 10/30/2017		185,000	192,400
7.875%, 4/30/2018		40,000	42,400
8.125%, 4/30/2020		25,000	27,031
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		550,000	584,375
Cinemark USA, Inc., 144A, 7.375%, 6/15/2021		35,000	35,000
Claire's Stores, Inc.:
144A, 8.875%, 3/15/2019		65,000	62,400
9.625%, 6/1/2015 (PIK)		20,000	18,913
Clear Channel Communications, Inc., 144A, 9.0%, 3/1/2021		25,000	25,063
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		30,000	32,700
Series B, 9.25%, 12/15/2017		45,000	49,163
CSC Holdings LLC, 8.5%, 6/15/2015		340,000	368,900
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019		25,000	25,000
DineEquity, Inc., 144A, 9.5%, 10/30/2018		180,000	197,100
DISH DBS Corp.:
6.625%, 10/1/2014		95,000	101,175
144A, 6.75%, 6/1/2021		30,000	30,300
7.125%, 2/1/2016		90,000	96,075
Dunkin' Brands, Inc., 144A, 9.625%, 12/1/2018		27,000	27,236
EH Holding Corp., 144A, 7.625%, 6/15/2021 (b)		90,000	92,025
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015*		70,000	35
Ford Motor Co., 7.45%, 7/16/2031		70,000	79,484
Gannett Co., Inc.:
144A, 6.375%, 9/1/2015		100,000	104,500
144A, 7.125%, 9/1/2018		100,000	101,000
8.75%, 11/15/2014		45,000	51,300
9.375%, 11/15/2017		85,000	95,412
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		26,000	29,445
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		50,000	51,125
Hertz Corp.:
144A, 6.75%, 4/15/2019		235,000	237,350
144A, 7.5%, 10/15/2018		320,000	336,000
8.875%, 1/1/2014		25,000	25,625
J. Crew Group, Inc., 144A, 8.125%, 3/1/2019		75,000	72,000
Kabel BW Erste Beteiligungs GmbH, 144A, 7.5%, 3/15/2019		300,000	312,375
Lear Corp.:
7.875%, 3/15/2018		40,000	43,850
8.125%, 3/15/2020		40,000	43,950
Limited Brands, Inc., 7.0%, 5/1/2020		65,000	69,875
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		105,000	108,019
Macy's Retail Holdings, Inc., 8.125%, 7/15/2015		15,000	18,000
Mediacom Broadband LLC, 8.5%, 10/15/2015		225,000	233,719
Mediacom LLC, 9.125%, 8/15/2019 (c)		140,000	151,900
MGM Resorts International:
7.5%, 6/1/2016		40,000	39,200
7.625%, 1/15/2017		100,000	97,750
9.0%, 3/15/2020		160,000	178,000
144A, 10.0%, 11/1/2016		40,000	43,400
10.375%, 5/15/2014		75,000	86,625
11.125%, 11/15/2017		90,000	104,400
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		25,000	26,000
Musketeer GmbH, 144A, 9.5%, 3/15/2021	EUR	100,000	156,862
Needle Merger Sub Corp., 144A, 8.125%, 3/15/2019		50,000	50,625
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		25,000	26,313
Norcraft Companies LP, 10.5%, 12/15/2015		170,000	178,075
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		75,000	77,625
Penske Automotive Group, Inc., 7.75%, 12/15/2016		265,000	272,950
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		60,000	64,350
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		80,000	86,400
Regal Entertainment Group, 9.125%, 8/15/2018		65,000	69,062
Sabre Holdings Corp., 8.35%, 3/15/2016		105,000	95,025
Sears Holdings Corp., 144A, 6.625%, 10/15/2018		120,000	110,400
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		80,000	84,000
144A, 7.804%, 10/1/2020		150,000	151,662
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		50,000	53,250
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		115,000	128,512
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		95,000	101,412
Standard Pacific Corp.:
8.375%, 5/15/2018		100,000	101,750
10.75%, 9/15/2016		85,000	98,175
Toys "R" Us, Inc., 7.375%, 10/15/2018		80,000	80,000
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		70,000	72,800
Travelport LLC:
4.936%**, 9/1/2014		50,000	43,500
9.0%, 3/1/2016		65,000	57,037
11.875%, 9/1/2016		70,000	60,900
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	160,000	254,433
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		410,000	435,625
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		20,000	20,000
144A, 7.875%, 11/1/2020		50,000	53,000
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	50,000	73,574
144A, 9.75%, 4/15/2018	EUR	180,000	279,761
Vail Resorts, Inc., 144A, 6.5%, 5/1/2019		50,000	51,063
Valassis Communications, Inc., 144A, 6.625%, 2/1/2021		65,000	64,594
Videotron Ltd., 9.125%, 4/15/2018		90,000	100,575
Visant Corp., 10.0%, 10/1/2017		80,000	84,600
Visteon Corp., 144A, 6.75%, 4/15/2019		160,000	155,200
Wynn Las Vegas LLC:
7.75%, 8/15/2020		100,000	109,625
7.875%, 11/1/2017		245,000	268,887
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		65,000	71,581
			12,900,167
Consumer Staples 4.6%
Alliance One International, Inc., 10.0%, 7/15/2016		55,000	55,413
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		65,000	65,813
B&G Foods, Inc., 7.625%, 1/15/2018		90,000	96,750
Central Garden & Pet Co., 8.25%, 3/1/2018		75,000	78,984
Darling International, Inc., 144A, 8.5%, 12/15/2018		165,000	179,850
Del Monte Foods Co., 144A, 7.625%, 2/15/2019		270,000	275,569
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		60,000	63,675
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		90,000	89,550
NBTY, Inc., 144A, 9.0%, 10/1/2018		50,000	53,625
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		253,750	251,212
Rite Aid Corp.:
7.5%, 3/1/2017		60,000	60,300
8.0%, 8/15/2020		100,000	107,625
10.25%, 10/15/2019		45,000	50,175
Smithfield Foods, Inc.:
7.75%, 7/1/2017		240,000	254,400
10.0%, 7/15/2014		840,000	982,800
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		65,000	67,600
SUPERVALU, Inc., 8.0%, 5/1/2016 (c)		65,000	67,681
Tops Holding Corp., 10.125%, 10/15/2015		120,000	128,250
TreeHouse Foods, Inc., 7.75%, 3/1/2018		50,000	54,000
U.S. Foodservice, 144A, 8.5%, 6/30/2019		40,000	40,300
			3,023,572
Energy 10.3%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		110,000	112,200
Alpha Natural Resources, Inc., 6.0%, 6/1/2019 (b)		135,000	135,844
Arch Coal, Inc., 7.25%, 10/1/2020		40,000	42,200
Berry Petroleum Co.:
6.75%, 11/1/2020		90,000	92,925
10.25%, 6/1/2014		85,000	98,175
Bill Barrett Corp., 9.875%, 7/15/2016		75,000	85,125
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		55,000	58,919
Brigham Exploration Co., 144A, 6.875%, 6/1/2019		45,000	45,225
Calumet Specialty Products Partners LP, 144A, 9.375%, 5/1/2019		25,000	26,266
Chaparral Energy, Inc., 8.25%, 9/1/2021		120,000	124,200
Chesapeake Energy Corp.:
6.875%, 11/15/2020		60,000	63,150
9.5%, 2/15/2015		10,000	11,800
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		100,000	115,500
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		45,000	49,050
8.5%, 12/15/2019		45,000	50,175
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		30,000	30,300
8.0%, 4/1/2017		220,000	240,900
8.25%, 4/1/2020		130,000	144,300
Continental Resources, Inc.:
7.125%, 4/1/2021		60,000	63,900
7.375%, 10/1/2020		65,000	69,550
8.25%, 10/1/2019		30,000	33,000
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		340,000	340,850
Crosstex Energy LP, 8.875%, 2/15/2018		115,000	124,775
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		155,000	160,037
Eagle Rock Energy Partners LP, 144A, 8.375%, 6/1/2019		105,000	105,000
El Paso Corp., 7.25%, 6/1/2018		105,000	123,540
Energy Transfer Equity LP, 7.5%, 10/15/2020		75,000	81,750
Frontier Oil Corp.:
6.875%, 11/15/2018		70,000	73,150
8.5%, 9/15/2016		40,000	43,300
Genesis Energy LP, 144A, 7.875%, 12/15/2018		90,000	90,000
Global Geophysical Services, Inc., 10.5%, 5/1/2017		130,000	139,587
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		50,000	52,750
Holly Corp., 9.875%, 6/15/2017		165,000	185,212
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		110,000	116,050
Inergy LP:
144A, 6.875%, 8/1/2021		25,000	25,750
144A, 7.0%, 10/1/2018		125,000	128,750
Linn Energy LLC:
144A, 6.5%, 5/15/2019		110,000	110,000
144A, 7.75%, 2/1/2021		125,000	131,875
8.625%, 4/15/2020		105,000	114,975
MEG Energy Corp., 144A, 6.5%, 3/15/2021		85,000	85,638
Newfield Exploration Co., 7.125%, 5/15/2018		265,000	283,881
Niska Gas Storage US LLC, 8.875%, 3/15/2018		55,000	59,125
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		165,000	166,237
Offshore Group Investments Ltd., 144A, 11.5%, 8/1/2015 (b)		10,000	11,000
Petrohawk Energy Corp.:
7.25%, 8/15/2018		255,000	267,431
7.875%, 6/1/2015		35,000	36,925
Plains Exploration & Production Co., 7.625%, 6/1/2018		125,000	132,813
Quicksilver Resources, Inc., 11.75%, 1/1/2016		155,000	179,800
Range Resources Corp., 6.75%, 8/1/2020		35,000	36,925
Regency Energy Partners LP:
6.875%, 12/1/2018		75,000	78,938
9.375%, 6/1/2016		175,000	198,625
Sabine Pass LNG LP:
7.25%, 11/30/2013		325,000	336,375
7.5%, 11/30/2016		200,000	205,500
SandRidge Energy, Inc., 144A, 7.5%, 3/15/2021		110,000	113,850
SESI LLC, 144A, 6.375%, 5/1/2019		90,000	89,775
Southwestern Energy Co., 7.5%, 2/1/2018		145,000	165,844
Stone Energy Corp.:
6.75%, 12/15/2014		135,000	134,662
8.625%, 2/1/2017		110,000	114,950
Venoco, Inc., 144A, 8.875%, 2/15/2019		110,000	111,375
Xinergy Corp., 144A, 9.25%, 5/15/2019		65,000	66,300
			6,716,024
Financials 18.7%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		150,000	153,750
Akbank TAS, 144A, 5.125%, 7/22/2015		130,000	130,156
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		145,000	135,213
Ally Financial, Inc.:
144A, 6.25%, 12/1/2017		195,000	200,881
8.0%, 3/15/2020		235,000	259,381
8.3%, 2/12/2015		75,000	83,625
Antero Resources Finance Corp., 9.375%, 12/1/2017		105,000	114,450
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		85,800	51,695
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/15/2016		147,560	153,094
Bumble Bee Acquisiton Corp., 144A, 9.0%, 12/15/2017		115,000	118,163
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		115,000	125,350
Case New Holland, Inc.:
7.75%, 9/1/2013		295,000	320,812
144A, 7.875%, 12/1/2017		225,000	250,312
CIT Group, Inc.:
Series C, 144A, 5.25%, 4/1/2014		585,000	595,886
7.0%, 5/1/2015		109,390	110,210
7.0%, 5/1/2017		365,000	366,369
CPI International Acquisition, Inc., 144A, 8.0%, 2/15/2018		50,000	50,313
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		130,000	143,163
E*TRADE Financial Corp.:
6.75%, 6/1/2016		115,000	115,000
12.5%, 11/30/2017 (PIK)		180,000	216,450
Elster Finance BV, 144A, 6.25%, 4/15/2018	EUR	200,000	287,846
FCE Bank PLC, 9.375%, 1/17/2014	EUR	200,000	322,790
FelCor Escrow Holdings LLC, (REIT), 144A, 6.75%, 6/1/2019		75,000	74,625
Fibria Overseas Finance Ltd.:
144A, 6.75%, 3/3/2021		150,000	159,563
144A, 7.5%, 5/4/2020		119,000	132,042
Ford Motor Credit Co., LLC:
5.0%, 5/15/2018		200,000	198,311
6.625%, 8/15/2017		125,000	136,235
8.125%, 1/15/2020		365,000	428,649
Fresenius Medical Care US Finance, Inc., 144A, 5.75%, 2/15/2021		70,000	68,775
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		85,000	97,219
Giraffe Acquisition Corp., 144A, 9.125%, 12/1/2018		60,000	55,950
Hellas Telecommunications Finance SCA, 144A, 8.985%**, 7/15/2015 (PIK)*	EUR	109,187	94
Hexion US Finance Corp., 8.875%, 2/1/2018		575,000	617,406
Host Hotels & Resorts, Inc., Series W, (REIT), 144A, 5.875%, 6/15/2019		90,000	90,450
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		250,000	265,000
International Lease Finance Corp.:
5.75%, 5/15/2016		45,000	45,361
6.25%, 5/15/2019		105,000	105,395
8.625%, 9/15/2015		80,000	88,700
8.75%, 3/15/2017		360,000	407,700
iPayment, Inc., 9.75%, 5/15/2014		60,000	61,500
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		165,000	172,631
Kinder Morgan Finance Co., ULC, 5.7%, 1/5/2016		255,000	270,619
Level 3 Escrow, Inc., 144A, 8.125%, 7/1/2019 (b)		80,000	80,800
MPT Operating Partnership LP, (REIT), 144A, 6.875%, 5/1/2021		110,000	110,550
National Money Mart Co., 10.375%, 12/15/2016		120,000	133,950
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		25,000	25,563
Nielsen Finance LLC:
144A, 7.75%, 10/15/2018		25,000	26,813
11.5%, 5/1/2016		19,000	22,468
NII Capital Corp., 7.625%, 4/1/2021		60,000	63,675
Nuveen Investments, Inc.:
10.5%, 11/15/2015		145,000	153,700
144A, 10.5%, 11/15/2015		95,000	100,225
OMEGA Healthcare Investors, Inc., (REIT), 144A, 6.75%, 10/15/2022		110,000	109,725
Pinafore LLC, 144A, 9.0%, 10/1/2018		40,000	43,900
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		185,000	196,331
9.25%, 4/1/2015		210,000	219,975
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		215,000	223,062
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		205,000	211,406
144A, 7.125%, 4/15/2019		290,000	301,600
144A, 8.25%, 2/15/2021		100,000	101,750
144A, 8.5%, 10/15/2016		165,000	176,550
144A, 8.75%, 5/15/2018		100,000	104,000
144A, 9.0%, 4/15/2019		105,000	111,431
SLM Corp., 8.0%, 3/25/2020		45,000	49,626
Susser Holdings LLC, 8.5%, 5/15/2016		60,000	64,800
Toys R Us Property Co. I LLC, 10.75%, 7/15/2017		100,000	113,000
Tropicana Entertainment LLC, 9.625%, 12/15/2014*		190,000	95
Uncle Acquisition 2010 Corp., 144A, 8.625%, 2/15/2019		45,000	47,250
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		485,000	554,112
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		980,000	1,079,225
			12,206,716
Health Care 6.4%
Aviv Healthcare Properties LP, 144A, 7.75%, 2/15/2019		90,000	92,025
Community Health Systems, Inc., 8.875%, 7/15/2015		160,000	165,200
HCA Holdings, Inc., 144A, 7.75%, 5/15/2021		215,000	224,944
HCA, Inc.:
7.875%, 2/15/2020		1,120,000	1,231,300
8.5%, 4/15/2019		70,000	78,312
9.125%, 11/15/2014		190,000	198,669
9.25%, 11/15/2016		765,000	816,637
9.625%, 11/15/2016 (PIK)		136,000	145,520
9.875%, 2/15/2017		88,000	98,450
Mylan, Inc.:
144A, 7.625%, 7/15/2017		525,000	578,156
144A, 7.875%, 7/15/2020		50,000	55,375
STHI Holding Corp., 144A, 8.0%, 3/15/2018		65,000	66,950
Vanguard Health Holding Co. II, LLC:
8.0%, 2/1/2018		110,000	114,675
144A, 8.0%, 2/1/2018		100,000	104,000
Vanguard Health Systems, Inc., 144A, Zero Coupon, 2/1/2016		90,000	58,163
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		150,000	156,375
			4,184,751
Industrials 12.4%
Accuride Corp., 9.5%, 8/1/2018		80,000	87,800
Actuant Corp., 6.875%, 6/15/2017		50,000	51,750
American Airlines, Inc., 144A, 7.5%, 3/15/2016		90,000	88,875
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		35,000	37,581
ARAMARK Corp., 8.5%, 2/1/2015		150,000	156,000
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		20,000	20,450
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		105,000	106,444
B-Corp Merger Sub, Inc., 144A, 8.25%, 6/1/2019 (b)		65,000	65,731
BE Aerospace, Inc.:
6.875%, 10/1/2020		75,000	79,125
8.5%, 7/1/2018		215,000	238,112
Belden, Inc.:
7.0%, 3/15/2017		40,000	41,300
9.25%, 6/15/2019		120,000	134,250
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		70,000	72,888
Bombardier, Inc., 144A, 7.75%, 3/15/2020 (c)		560,000	632,800
Briggs & Stratton Corp., 6.875%, 12/15/2020		75,000	79,125
Bristow Group, Inc., 7.5%, 9/15/2017		90,000	94,500
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019		155,000	156,937
Cenveo Corp.:
8.875%, 2/1/2018		270,000	274,050
144A, 10.5%, 8/15/2016		65,000	65,488
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		200,000	194,000
Clean Harbors, Inc., 7.625%, 8/15/2016		54,000	57,645
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		33,000	23,430
Corrections Corp. of America, 7.75%, 6/1/2017		160,000	175,200
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		31,000	33,403
Deluxe Corp., 144A, 7.0%, 3/15/2019		65,000	65,325
DynCorp International, Inc., 144A, 10.375%, 7/1/2017		170,000	180,200
Esterline Technologies Corp., 7.0%, 8/1/2020		100,000	106,500
Florida East Coast Railway Corp., 144A, 8.125%, 2/1/2017		40,000	41,700
FTI Consulting, Inc., 144A, 6.75%, 10/1/2020		295,000	300,900
Garda World Security Corp., 144A, 9.75%, 3/15/2017		65,000	69,550
H&E Equipment Services, Inc., 8.375%, 7/15/2016		225,000	236,250
Heckler & Koch GmbH, 144A, 9.5%, 5/15/2018	EUR	115,000	155,567
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		65,000	67,763
144A, 7.125%, 3/15/2021		20,000	20,875
Interline Brands, Inc., 7.0%, 11/15/2018		105,000	107,494
K. Hovnanian Enterprises, Inc., 10.625%, 10/15/2016		70,000	70,350
Kansas City Southern de Mexico SA de CV:
144A, 6.125%, 6/15/2021		85,000	85,425
8.0%, 2/1/2018		235,000	260,262
Kansas City Southern Railway Co., 8.0%, 6/1/2015		115,000	125,062
Meritor, Inc.:
8.125%, 9/15/2015		55,000	57,750
10.625%, 3/15/2018		60,000	68,100
Navios Maritime Holdings, Inc., 144A, 8.125%, 2/15/2019		140,000	140,000
Navios South American Logisitcs, Inc., 144A, 9.25%, 4/15/2019		55,000	56,100
Nortek, Inc., 144A, 8.5%, 4/15/2021		135,000	128,756
Oshkosh Corp.:
8.25%, 3/1/2017		25,000	27,250
8.5%, 3/1/2020		50,000	55,000
Owens Corning, Inc., 9.0%, 6/15/2019		125,000	149,682
Ply Gem Industries, Inc.:
144A, 8.25%, 2/15/2018		50,000	49,375
13.125%, 7/15/2014		95,000	103,550
RailAmerica, Inc., 9.25%, 7/1/2017		72,000	79,740
RBS Global & Rexnord Corp.:
8.5%, 5/1/2018		240,000	260,400
11.75%, 8/1/2016		35,000	37,363
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		100,000	109,620
Sitel LLC, 11.5%, 4/1/2018		95,000	89,538
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		95,000	96,900
7.5%, 10/1/2017		55,000	59,125
SPX Corp., 144A, 6.875%, 9/1/2017		65,000	69,550
The Geo Group, Inc., 7.75%, 10/15/2017		205,000	219,862
Titan International, Inc., 144A, 7.875%, 10/1/2017		330,000	354,750
TransDigm, Inc., 144A, 7.75%, 12/15/2018		135,000	143,437
Triumph Group, Inc.:
8.0%, 11/15/2017		20,000	21,425
8.625%, 7/15/2018		155,000	171,469
Tutor Perini Corp., 144A, 7.625%, 11/1/2018		115,000	114,281
United Rentals North America, Inc.:
9.25%, 12/15/2019		305,000	341,600
10.875%, 6/15/2016		175,000	200,594
USG Corp., 144A, 9.75%, 8/1/2014		55,000	59,125
			8,124,449
Information Technology 6.3%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		125,000	114,687
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		40,000	41,200
Amkor Technology, Inc.:
144A, 6.625%, 6/1/2021		30,000	30,000
7.375%, 5/1/2018		130,000	135,525
Aspect Software, Inc., 10.625%, 5/15/2017		120,000	129,600
Avaya, Inc., 144A, 7.0%, 4/1/2019		310,000	303,025
CDW LLC:
144A, 8.5%, 4/1/2019		110,000	111,650
11.0%, 10/12/2015		10,000	10,750
CommScope, Inc., 144A, 8.25%, 1/15/2019		175,000	183,312
eAccess Ltd., 144A, 8.25%, 4/1/2018		60,000	60,675
Equinix, Inc., 8.125%, 3/1/2018		295,000	318,600
Fidelity National Information Services, Inc.:
7.625%, 7/15/2017		35,000	38,500
7.875%, 7/15/2020		50,000	55,125
First Data Corp.:
144A, 7.375%, 6/15/2019		65,000	66,138
144A, 8.25%, 1/15/2021		250,000	249,375
144A, 8.875%, 8/15/2020		170,000	184,450
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		470,000	524,050
InterXion Holding NV, 144A, 9.5%, 2/12/2017	EUR	75,000	120,884
Jabil Circuit, Inc.:
5.625%, 12/15/2020		105,000	104,869
7.75%, 7/15/2016		35,000	39,638
L-3 Communications Corp., Series B, 6.375%, 10/15/2015		175,000	180,687
MasTec, Inc., 7.625%, 2/1/2017		115,000	117,300
MEMC Electronic Materials, Inc., 144A, 7.75%, 4/1/2019		85,000	87,125
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		50,000	48,688
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		110,000	111,650
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		110,000	111,238
SunGard Data Systems, Inc.:
7.375%, 11/15/2018		50,000	51,000
10.25%, 8/15/2015		380,000	395,200
10.625%, 5/15/2015		105,000	114,712
Unisys Corp., 144A, 12.75%, 10/15/2014		52,000	61,425
Vangent, Inc., 9.625%, 2/15/2015		45,000	45,450
			4,146,528
Materials 15.6%
Aleris International, Inc., 144A, 7.625%, 2/15/2018		40,000	41,650
APERAM, 144A, 7.375%, 4/1/2016		150,000	155,437
Appleton Papers, Inc., 11.25%, 12/15/2015		25,000	25,563
Ashland, Inc., 9.125%, 6/1/2017		115,000	131,100
Ball Corp.:
7.125%, 9/1/2016		370,000	405,150
7.375%, 9/1/2019		45,000	48,938
Berry Plastics Corp.:
5.028%**, 2/15/2015		535,000	529,650
8.25%, 11/15/2015		200,000	214,500
9.5%, 5/15/2018		65,000	66,138
9.75%, 1/15/2021		80,000	80,100
Boise Paper Holdings LLC, 8.0%, 4/1/2020		55,000	59,400
BWAY Parent Co., Inc., 144A, 10.125%, 11/1/2015 (PIK)		42,235	44,241
Celanese US Holdings LLC:
5.875%, 6/15/2021		60,000	61,350
6.625%, 10/15/2018		70,000	73,763
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		170,000	176,375
Clearwater Paper Corp., 144A, 7.125%, 11/1/2018		140,000	145,600
Clondalkin Acquisition BV, 144A, 2.31%**, 12/15/2013		485,000	470,450
Compass Minerals International, Inc., 8.0%, 6/1/2019		85,000	93,925
Crown Americas LLC:
144A, 6.25%, 2/1/2021		20,000	20,725
7.625%, 5/15/2017		415,000	455,462
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	65,000	97,751
Domtar Corp., 10.75%, 6/1/2017		80,000	102,800
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		470,000	475,287
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		90,000	90,000
FMG Resources (August 2006) Pty Ltd., 144A, 7.0%, 11/1/2015		50,000	52,000
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		105,307	96,882
10.0%, 3/31/2015		104,320	103,277
Georgia-Pacific LLC:
144A, 5.4%, 11/1/2020		445,000	462,616
144A, 7.125%, 1/15/2017		40,000	42,500
Graham Packaging Co., LP, 8.25%, 10/1/2018		50,000	54,500
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		25,000	27,250
9.5%, 6/15/2017		210,000	234,150
Greif, Inc., 7.75%, 8/1/2019		230,000	253,000
Hexcel Corp., 6.75%, 2/1/2015		110,000	112,337
Huntsman International LLC:
8.625%, 3/15/2020		120,000	134,100
8.625%, 3/15/2021		50,000	55,938
JMC Steel Group, 144A, 8.25%, 3/15/2018		65,000	67,113
Koppers, Inc., 7.875%, 12/1/2019		130,000	141,050
Longview Fibre Paper & Packaging, Inc, 144A, 8.0%, 6/1/2016		65,000	65,975
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		197,000	221,625
Momentive Performance Materials, Inc.:
144A, 9.0%, 1/15/2021		135,000	144,450
144A, 9.5%, 1/15/2021	EUR	100,000	151,825
Nalco Co., 144A, 6.625%, 1/15/2019		90,000	93,488
NewMarket Corp., 7.125%, 12/15/2016		135,000	140,737
Novelis, Inc.:
8.375%, 12/15/2017		285,000	310,650
8.75%, 12/15/2020		185,000	204,425
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	70,000	103,004
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		560,000	618,800
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		90,000	94,162
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		15,000	16,163
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		110,000	113,300
Radnor Holdings Corp., 11.0%, 3/15/2010*		20,000	2
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		100,000	107,250
Sealed Air Corp., 7.875%, 6/15/2017		640,000	721,190
Silgan Holdings, Inc., 7.25%, 8/15/2016		220,000	235,400
Solo Cup Co., 10.5%, 11/1/2013		345,000	359,662
Styrolution GmbH, 144A, 7.625%, 5/15/2016	EUR	100,000	143,910
Texas Industries, Inc., 9.25%, 8/15/2020		80,000	84,700
United States Steel Corp., 7.375%, 4/1/2020		160,000	167,600
Verso Paper Holdings LLC, 144A, 8.75%, 2/1/2019		25,000	25,000
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		145,000	152,069
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)*		75,460	36,409
			10,213,864
Telecommunication Services 15.6%
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		25,000	26,781
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		260,000	285,675
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		445,000	453,344
8.375%, 10/15/2020		365,000	369,562
8.75%, 3/15/2018		320,000	308,800
Clearwire Communications LLC:
144A, 12.0%, 12/1/2015		20,000	21,875
144A, 12.0%, 12/1/2017		80,000	87,300
Cricket Communications, Inc.:
7.75%, 5/15/2016		475,000	504,687
7.75%, 10/15/2020 (c)		640,000	633,600
10.0%, 7/15/2015		130,000	141,538
Crown Castle International Corp.:
7.125%, 11/1/2019		90,000	95,850
9.0%, 1/15/2015		145,000	160,950
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	113,000
Digicel Ltd., 144A, 8.25%, 9/1/2017		530,000	556,500
ERC Ireland Preferred Equity Ltd., 144A, 8.42%**, 2/15/2017 (PIK)	EUR	75,292	1,762
Frontier Communications Corp.:
6.25%, 1/15/2013		56,000	58,940
7.875%, 4/15/2015		20,000	21,750
8.25%, 4/15/2017		135,000	148,163
8.5%, 4/15/2020		180,000	197,325
8.75%, 4/15/2022		25,000	27,344
Hughes Network Systems LLC, 9.5%, 4/15/2014		320,000	329,600
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		245,000	245,613
144A, 7.5%, 4/1/2021		320,000	324,000
8.5%, 11/1/2019		220,000	235,400
11.25%, 6/15/2016		125,000	132,500
Intelsat Luxembourg SA:
11.25%, 2/4/2017		340,000	367,200
11.5%, 2/4/2017 (PIK)		618,750	670,570
144A, 11.5%, 2/4/2017 (PIK)		175,000	189,656
iPCS, Inc., 2.398%**, 5/1/2013		30,000	29,063
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		85,000	84,788
7.875%, 9/1/2018		155,000	166,819
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		530,000	534,637
Qwest Communications International, Inc.:
7.125%, 4/1/2018		920,000	997,050
8.0%, 10/1/2015		100,000	109,500
Qwest Corp., 8.375%, 5/1/2016		20,000	23,750
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		30,000	32,588
8.25%, 8/15/2019		40,000	44,050
Sprint Nextel Corp., 8.375%, 8/15/2017		225,000	253,687
Telesat Canada, 11.0%, 11/1/2015		310,000	341,775
West Corp.:
144A, 7.875%, 1/15/2019		50,000	50,938
144A, 8.625%, 10/1/2018		15,000	15,806
Windstream Corp.:
7.0%, 3/15/2019		90,000	92,925
7.5%, 4/1/2023		120,000	123,600
7.75%, 10/15/2020		65,000	69,875
7.875%, 11/1/2017		310,000	339,062
8.125%, 9/1/2018		145,000	158,231
			10,177,429
Utilities 4.4%
AES Corp.:
8.0%, 10/15/2017		75,000	81,094
8.0%, 6/1/2020		105,000	113,663
Calpine Corp.:
144A, 7.5%, 2/15/2021		170,000	176,800
144A, 7.875%, 7/31/2020		200,000	212,000
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		655,000	740,150
Edison Mission Energy, 7.0%, 5/15/2017		295,000	244,112
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		220,000	116,600
Ferrellgas LP, 144A, 6.5%, 5/1/2021		45,000	44,831
Florida Gas Transmission Co., 144A, 7.9%, 5/15/2019		215,000	267,091
IPALCO Enterprises, Inc.:
144A, 5.0%, 5/1/2018		255,000	256,912
144A, 7.25%, 4/1/2016		50,000	56,125
NRG Energy, Inc.:
7.375%, 1/15/2017		305,000	321,775
144A, 7.625%, 1/15/2018		75,000	75,750
8.25%, 9/1/2020		80,000	82,000
Suburban Propane Partners LP, 7.375%, 3/15/2020		30,000	32,100
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		50,000	31,875
			2,852,878
Total Corporate Bonds (Cost $70,721,693)			74,546,378

Commercial Mortgage-Backed Security 0.4%
Citigroup Commercial Mortgage Trust, "AMP3", Series 2006-C5, 144A, 5.501%**, 10/15/2049 (Cost $250,873)		265,474	239,842

Government & Agency Obligations 9.3%
Other Government Related (d) 0.3%
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		200,000	217,173
Sovereign Bonds 9.0%
Democratic Socialist Republic of Sri Lanka, 144A, 7.4%, 1/22/2015		145,000	158,594
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	625,000	464,467
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	481	192
Republic of El Salvador, 144A, 7.65%, 6/15/2035		315,000	325,080
Republic of Ghana, 144A, 8.5%, 10/4/2017		100,000	111,750
Republic of Lithuania:
144A, 5.125%, 9/14/2017		355,000	367,056
144A, 7.375%, 2/11/2020		375,000	438,840
Republic of Panama, 9.375%, 1/16/2023		665,000	902,737
Republic of Poland, 6.375%, 7/15/2019		665,000	757,980
Republic of Uruguay:
7.875%, 1/15/2033 (PIK)		135,000	168,075
9.25%, 5/17/2017		415,000	543,027
Republic of Venezuela, 9.25%, 9/15/2027		280,000	198,800
Russian Federation:
144A, 5.0%, 4/29/2020		350,000	356,790
REG S, 7.5%, 3/31/2030		916,684	1,079,973
			5,873,361
Total Government & Agency Obligations (Cost $5,492,141)			6,090,534

Loan Participations and Assignments 9.7%
Senior Loans** 8.4%
Buffets, Inc., Letter of Credit, First Lien, 7.557%, 4/22/2015		12,548	10,101
Charter Communications Operating LLC:
Replacement Term Loan, 2.19%, 3/6/2014		4,234	4,237
Term Loan, 3.56%, 9/6/2016		1,301,553	1,304,982
New Term Loan, 7.25%, 3/6/2014		7,055	7,086
Chrysler Group LLC, Term Loan, 4.98%, 6/2/2017		40,000	39,834
Clear Channel Communications, Inc., Term Loan B, 3.841%, 1/28/2016		231,366	203,313
Del Monte Foods Co., Term Loan, 4.5%, 3/8/2018		400,000	400,498
Dunkin' Brands, Inc., Term Loan B, 4.25%, 11/23/2017		129,675	130,056
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.191%, 3/26/2014		338,554	298,110
Letter of Credit, 2.307%, 3/26/2014		20,935	18,434
Kabel Deutschland GmbH, Term Loan, 8.712%, 11/19/2014 (PIK)	EUR	455,191	657,098
PETCO Animal Supplies, Inc., New Term Loan, 4.5%, 11/24/2017		158,400	158,437
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		135,000	136,744
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		99,750	100,644
Telesat Canada:
Term Loan I, 3.2%, 10/31/2014		376,340	375,565
Term Loan II, 3.2%, 10/31/2014		32,326	32,260
Tomkins LLC, New Term Loan B, 4.25%, 9/29/2016		1,308,926	1,314,410
TowerCo Finance LLC, Term Loan B, 5.25%, 2/2/2017		125,000	125,989
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014*		108,625	74,205
VML US Finance LLC:
Delayed Draw Term Loan B, 4.7%, 5/25/2012		31,577	31,519
Term Loan B, 4.7%, 5/27/2013		54,668	54,566
			5,478,088
Sovereign Loans 1.3%
BOM Capital PLC, 144A, 6.699%, 3/11/2015		360,000	380,862
JSC VTB Bank, 144A, 6.315%, 2/22/2018		265,000	274,837
VIP Finance Ireland Ltd., 144A, 7.748%, 2/2/2021		205,000	216,609
			872,308
Total Loan Participations and Assignments (Cost $6,220,611)			6,350,396

Convertible Bonds 0.2%
Consumer Discretionary
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		65,000	78,242
Sonic Automotive, Inc., 5.0%, 10/1/2029		25,000	31,000
Total Convertible Bonds (Cost $90,063)			109,242

Preferred Securities 0.7%
Financials 0.5%
Citigroup Capital XXI, 8.3%, 12/21/2057		330,000	339,075
Materials 0.2%
Hercules, Inc., 6.5%, 6/30/2029		175,000	150,500
Total Preferred Securities (Cost $445,742)			489,575

	Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $4,000)	4	4,000

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	2,392	9,568
Dex One Corp.*	688	1,610
SuperMedia, Inc.*	126	547
Trump Entertainment Resorts, Inc.*	8	146
Vertis Holdings, Inc.	71	1,259
		13,130
Industrials 0.0%
Congoleum Corp.*	100,000	0
Quad Graphics, Inc.	84	3,474
		3,474
Materials 0.0%
GEO Specialty Chemicals, Inc.*	1,741	1,480
Total Common Stocks (Cost $392,317)		18,084

Preferred Stock 0.2%
Financial
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $100,250)	110	106,264

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	175	5
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	95	555
Total Warrants (Cost $20,981)		560

Securities Lending Collateral 2.1%
Daily Assets Fund Institutional, 0.14% (e) (f) (Cost $1,404,902)	1,404,902	1,404,902

Cash Equivalents 8.0%
Central Cash Management Fund, 0.13% (e) (Cost $5,214,180)	5,214,180	5,214,180

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $90,357,753)+	144.6	94,573,957
Other Assets and Liabilities, Net	(0.3)	(167,902)
Notes Payable	(44.3)	(29,000,000)
Net Assets	100.0	65,406,055

The following table represents bonds and senior loans that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
CanWest LP*	9.25%	8/1/2015	55,000	USD	55,000	9,350
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	70,000	USD	70,788	35
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	109,187	EUR	32,169	94
Radnor Holdings Corp.*	11.0%	3/15/2010	20,000	USD	17,688	2
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	108,625	USD	108,557	74,205
Tropicana Entertainment LLC*	9.625%	12/15/2014	190,000	USD	142,075	95
Wolverine Tube, Inc.*	15.0%	3/31/2012	75,460	USD	75,460	36,409
					501,737	120,190

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** These securities are shown at their current rate as of May 31, 2011. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

+ The cost for federal income tax purposes was $90,599,000. At May 31, 2011, net unrealized appreciation for all securities based on tax cost was $3,974,957 consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,230,766 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,255,809.

(a) Principal amount stated in US dollars unless otherwise noted.

(b) When-issued security.

(c) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at May 31, 2011 amounted to $1,359,145, which is 2.1% of net assets.

(d) Government-backed debt issued by financial companies or government sponsored enterprises.

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR:London InterBank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At May 31, 2011, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($) (g)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
6/21/2010 9/20/2013	350,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	32,889	(1,742)	34,631
6/21/2010 9/20/2015	425,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	48,299	(9,714)	58,013
Total unrealized appreciation							92,644

(g) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(h) The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1 The Goldman Sachs & Co.

2 Bank of America

As of May 31, 2011, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	1,497,400	USD	2,134,506	6/15/2011	(19,600)	JPMorgan Chase Securities, Inc.
EUR	452,000	USD	644,315	6/15/2011	(5,916)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(25,516)

Currency Abbreviations
ARS Argentine Peso BRL Brazilian Real EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding credit default swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (i)
Corporate Bonds	$—	$74,233,863	$312,515	$74,546,378
Commercial Mortgage-Backed Securities	—	239,842	—	239,842
Government & Agency Obligations	—	6,090,534	—	6,090,534
Loan Participations and Assignments	—	6,350,396	—	6,350,396
Convertible Bonds	—	109,242	—	109,242
Preferred Securities	—	489,575	—	489,575
Other Investments	—	—	4,000	4,000
Common Stocks (i)	15,199	—	2,885	18,084
Preferred Stock	—	106,264	—	106,264
Warrants (i)	—	—	560	560
Short-Term Investments (i)	6,619,082	—	—	6,619,082
Derivatives (j)	—	92,644	—	92,644
Total	$6,634,281	$87,712,360	$319,960	$94,666,601
Liabilities
Derivatives (j)	$—	$(25,216)	$—	$(25,216)
Total	$—	$(25,216)	$—	$(25,216)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2011.

(i) See Investment Portfolio for additional detailed categorizations.

(j) Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Corporate Bonds		Other Investments	Common Stocks
Balance as of November 30, 2010	$313,729		$4,000	$1,626
Net realized gain (loss)	(300,891)		—	—
Change in unrealized appreciation (depreciation)	319,882		0	605
Amortization premium/discount	2,545		—	—
Net purchases (sales)	0		—	654
Transfers into Level 3	—		—	—
Transfers (out) of Level 3	(22,750	) (k)	—	—
Balance as of May 31, 2011	$312,515		$4,000	$2,885
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2011	$20,572		$0	$606

	Preferred Stocks		Warrants	Total
Balance as of November 30, 2010	$22,322		$906	$342,583
Net realized gain (loss)	—		—	(300,891)
Change in unrealized appreciation (depreciation)	—		(346)	320,141
Amortization premium/discount	—		—	2,545
Net purchases (sales)	—		—	654
Transfers into Level 3	—		—	—
Transfers (out) of Level 3	(22,322	) (k)	—	(45,072)
Balance as of May 31, 2011	$—		$560	$319,960
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2011	$—		$(346)	$20,832

Transfer between price levels are recognized at the beginning of the reporting period.

(k) The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of May 31, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $83,738,671) — including $1,359,145 of securities loaned	$87,954,875
Investment in Daily Assets Fund Institutional (cost $1,404,902)*	1,404,902
Investment in Central Cash Management Fund (cost $5,214,180)	5,214,180
Total investments in securities, at value (cost $90,357,753)	94,573,957
Cash	222,429
Foreign currency, at value (cost $1,926)	1,943
Receivable for investments sold	176,821
Interest receivable	1,579,884
Unrealized appreciation on swap contracts	92,644
Foreign taxes recoverable	5,875
Other assets	684
Total assets	96,654,237
Liabilities
Payable upon return of securities loaned	1,404,902
Payable for investments purchased	214,476
Payable for investments purchased — when-issued securities	383,241
Notes payable	29,000,000
Interest on notes payable	32,211
Unrealized depreciation on forward foreign currency exchange contracts	25,516
Upfront payments received on swap contracts	11,456
Accrued management fee	48,341
Other accrued expenses and payables	128,039
Total liabilities	31,248,182
Net assets, at value	$65,406,055

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of May 31, 2011 (Unaudited) (continued)
Net Assets Consist of:
Undistributed net investment income	$1,237,414
Net unrealized appreciation (depreciation) on: Investments	4,216,204
Swap contracts	92,644
Foreign currency	(23,828)
Accumulated net realized gain (loss)	(3,532,121)
Cost of 3,400 shares held in Treasury	(41,849)
Paid-in capital	63,457,591
Net assets, at value	$65,406,055
Net Asset Value
Net Asset Value per share ($65,406,055 ÷ 4,691,125 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$13.94

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended May 31, 2011 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $391)	$3,424,937
Dividends	3,888
Income distributions — Central Cash Management Fund	2,220
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	2,244
Total income	3,433,289
Expenses: Management fee	274,979
Services to shareholders	10,161
Custodian fee	22,996
Professional fees	59,578
Reports to shareholders	33,988
Trustees' fees and expenses	2,559
Interest expense	205,598
Stock exchange listing fees	12,558
Other	31,439
Total expenses	653,856
Net investment income	2,779,433
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	955,750
Swap contracts	14,861
Foreign currency	(122,012)
848,599
Change in net unrealized appreciation (depreciation): Investments	1,351,077
Swap contracts	20,426
Foreign currency	(85,829)
1,285,674
Net gain (loss)	2,134,273
Net increase (decrease) in net assets resulting from operations	$4,913,706

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended May 31, 2011 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$4,913,706
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) in operating activities: Purchases of long-term investments	(30,980,505)
Net purchases, sales and maturities of short-term investments	(2,206,095)
Net amortization/accretion of premium (discount)	(78,645)
Proceeds from sales and maturities of long-term investments	29,788,154
(Increase) decrease in interest receivable	12,494
(Increase) decrease in other assets	163
(Increase) decrease in receivable for investments sold	394,521
Increase (decrease) in interest on notes payable	20,760
Increase (decrease) in payable for investments and when-issued securities purchased	245,848
Increase (decrease) in upfront payments paid on swap contracts	2,906
Increase (decrease) in net payable for swap contracts	(1,406)
Increase (decrease) in accrued expenses and payables	(40,951)
Change in net unrealized (appreciation) depreciation on investments	(1,351,077)
Change in unrealized (appreciation) depreciation on swap contracts	(20,426)
Change in net unrealized (appreciation) depreciation on forward foreign currency exchange contracts	88,510
Net realized (gain) loss from investments	(955,750)
Cash provided (used) by operating activities	$(167,793)
Cash Flows from Financing Activities
Net increase (decrease) in notes payable	4,000,000
Shares repurchased	(41,849)
Distributions paid	(3,589,025)
Cash provided (used) by financing activities	369,126
Increase (decrease) in cash	201,333
Cash at beginning of period (including foreign currency)	23,039
Cash at end of period (including foreign currency)	224,372
Supplemental Disclosure
Interest paid on notes	$(184,838)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended May 31, 2011 (Unaudited)	Year Ended November 30, 2010
Operations: Net investment income	$2,779,433	$5,557,698
Net realized gain (loss)	848,599	2,764,748
Change in net unrealized appreciation (depreciation)	1,285,674	1,682,991
Net increase (decrease) in net assets resulting from operations	4,913,706	10,005,437
Distributions to shareholders from: Net investment income	(3,589,025)	(5,398,704)
Fund share transactions: Cost of shares repurchased	(41,849)	—
Increase (decrease) in net assets	1,282,832	4,606,733
Net assets at beginning of period	64,123,223	59,516,490
Net assets at end of period (including undistributed net investment income of $1,237,414 and $2,047,006, respectively)	$65,406,055	$64,123,223
Other Information
Shares outstanding at beginning of period	4,694,525	4,694,525
Shares repurchased	(3,400)	—
Shares outstanding at end of period	4,691,125	4,694,525

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended November 30,
	Six Months Ended 5/31/11 (Unaudited)		2010	2009	2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$13.66		$12.68	$9.06	$13.10		$13.83		$14.02
Income (loss) from investment operations: Net investment incomea	.59		1.18	1.02	.90		.87		.95
Net realized and unrealized gain (loss)	.46		.95	3.46	(4.03)		(.50)		.52
Total from investment operations	1.05		2.13	4.48	(3.13)		.37		1.47
Less distributions from: Net investment income	(.77)		(1.15)	(.86)	(.91)		(1.08)		(1.08)
Net realized gains	—		—	—	—		—		(.58)
Total distributions	(.77)		(1.15)	(.86)	(.91)		(1.08)		(1.66)
NAV accretion resulting from repurchases of shares at value	.00	***	—	—	—		—		—
Rights offering costs	—		—	—	—		(.06	)b	—
Advisor reimbursement	—		—	—	—		.04		—
Net asset value, end of period	$13.94		$13.66	$12.68	$9.06		$13.10		$13.83
Market price, end of period	$13.75		$13.21	$11.09	$7.09		$11.51		$15.32
Total Return
Based on net asset value (%)c	8.17	**	18.32	53.36	(24.27	)d	2.73	b,d,f	11.14	d
Based on market price (%)c	10.33	**	30.72	71.54	(32.55)		(18.52)		24.00
Financial Highlights (continued)
			Years Ended November 30,
Six Months Ended 5/31/11 (Unaudited)			2010	2009	2008		2007		2006
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	65		64	60	43		61		48
Ratio of expenses before fee reductions (including interest expense) (%)	2.02	*	2.19	1.86	1.49		2.58		3.24
Ratio of expenses after fee reductions (including interest expense) (%)	2.02	*	2.19	1.86	1.48		2.57		3.22
Ratio of expenses after fee reductions (excluding interest expense) (%)	1.39	*	1.53	1.40	1.21		1.40		1.48
Ratio of net investment income (%)	8.59	*	8.95	9.26	7.39		6.42		7.03
Portfolio turnover rate (%)	34	**	77	115	39		57		79
Total debt outstanding, end of period ($ thousands)	29,000		25,000	22,000	10,090		2,000		12,870
Asset coverage per $1,000 of debte	3,255		3,565	3,705	5,215		31,748		4,755

a Based on average shares outstanding during the period.
b During the period ended November 30, 2007, the Fund issued 1,198,256 shares in connection with a rights offering of the Fund's shares. Without the effect of the rights offering costs, total return based on net asset value would have been 0.47% higher.
c Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.
d Total return would have been lower had certain fees not been reduced.
e Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.
f Includes a non-recurring reimbursement of $175,116 from the Advisor for a fee previously charged to the Fund. Excluding this non-recurring reimbursement, total return would have been 0.33% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Strategic Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market price. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the foreign currency position and cash position at the Fund's custodian bank at May 31, 2011.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

At November 30, 2010, the Fund had a net tax basis capital loss carryforward of approximately $4,136,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized, or until November 30, 2016 ($774,000) and November 30, 2017 ($3,362,000), the respective expiration dates, whichever occurs first.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to forward currency contracts, credit default swap contracts, certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. For the six months ended May 31, 2011, the Fund bought or sold credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer, or to hedge portfolio credit risk. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a US or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. As a buyer in the credit default swap contract, the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This is achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of May 31, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2011, the investment in credit default swap contracts purchased had a total notional amount generally indicative of a range from $0 to approximately $150,000 and the investment in credit default swap contracts sold had a total notional amount of $775,000.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended May 31, 2011, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contracts, to the extent that this amount is beneficial to the Fund. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of May 31, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2011, the investment in forward currency contracts short vs. US dollars had a total contract value generally indicative of a range from approximately $1,935,000 to $2,779,000.

The following tables summarize the value of the Fund's derivative instruments held as of May 31, 2011 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Swap Contracts
Credit Contracts (a)	$92,644

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized appreciation on swap contracts
Liability Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$(25,516)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended May 31, 2011 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total Value
Credit Contracts (a)	$—	$14,861	$14,861
Foreign Exchange Contracts (b)	(51,578)	—	(51,578)
	$(51,578)	$14,861	$(36,717)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from swap contracts

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Total Value
Credit Contracts (a)	$—	$20,426	$20,426
Foreign Exchange Contracts (b)	(88,510)	—	(88,510)
	$(88,510)	$20,426	$(68,084)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in unrealized appreciation (depreciation) on swap contracts

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended May 31, 2011, purchases and sales of investment securities (excluding short-term investments) aggregated $30,980,505 and $29,788,154, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annualized rate of 0.85% of the Fund's average weekly net assets, computed and accrued daily and payable monthly.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, the amount charged to the Fund by DISC aggregated $8,273, of which $5,569 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $8,122, of which $7,624 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

G. Borrowings

The Fund has a secured line of credit with a commercial bank in an amount up to $29,000,000 ($25,000,000 prior to December 30, 2010), with a maturity date of December 29, 2011. Loans under the facility generally bear interest at the applicable LIBOR rate plus 1.25%. A commitment fee on the unused portion of the facility is charged to the Fund and is included with "interest expense" in the Statement of Operations. Prior to December 30, 2010, this fee was paid on the entire credit facility.

At May 31,2011, the Fund had a notes payable outstanding of $29,000,000. The weighted average outstanding daily balance of all loans during the six months ended May 31, 2011 was approximately $25,418,000 with a weighted average borrowing cost of 1.59%. The borrowings were valued at cost, which approximates fair value.

Leverage involves risks and special considerations for the Fund's stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's shares.

Changes in the value of the Fund's portfolio will be borne entirely by the stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem or meet payment obligations on borrowings to comply with asset coverage or other restrictions imposed by the lender. The Fund is subject to certain restrictions on its investments under the terms of its credit agreement. Moreover, certain covenants contained in the credit agreement impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

There is no assurance that the Fund's leveraging strategy will be successful.

H. Share Repurchases

The Fund is authorized to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the six months ended May 31, 2011, the Fund purchased 3,400 shares of beneficial interest on the open market at a total cost of $41,849. The average discount of these purchases, comparing the purchase price to the net asset value at the time of purchase, was 9.73%.

Shareholder Meeting Results (Unaudited)

The Annual Meeting of Shareholders (the "Meeting") of DWS Strategic Income Trust (the "Fund") was held on June 3, 2011 at the offices of Deutsche Investment Management Americas Inc., 24th Floor, 345 Park Avenue, New York, New York 10154. At the close of business on April 8, 2011, the record date for the determination of shareholders entitled to vote at the Meeting, there were issued and outstanding 4,691,125 shares of beneficial interest, each share being entitled to one vote, constituting all of the Fund's outstanding voting securities. At the Meeting, the holders of 4,268,519 shares of beneficial interest were represented in person or by proxy, constituting a quorum. The following matter was voted upon by the shareholders (the resulting votes are presented below).

1. Election of Trustees — Class III
Number of Votes:
	For	Withheld
John W. Ballantine	4,196,057	72,462
Dawn-Marie Driscoll	4,189,603	78,916
Kenneth C. Froewiss	4,196,149	72,370
Rebecca W. Rimel	4,185,836	82,683

Dividend Reinvestment Plan

A summary of the Fund's Dividend Reinvestment Plan (the "Plan") is set forth below. Shareholders may obtain a copy of the entire Plan by visiting the Fund's Web site at www.dws-investments.com or by writing or calling DWS Investment Service Company ("DISC") at:

P.O. Box 219066

Kansas City, Missouri 64121-9066

(800) 294-4366

If you wish to participate in the Plan and your shares are held in your own name, simply contact DISC for the appropriate form. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan. The Fund's transfer agent and dividend disbursing agent (the "Transfer Agent") will establish a Dividend Investment Account (the "Account") for each shareholder participating in the Plan. The Transfer Agent will credit to the Account of each participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares"). Shares in a participant's Account are transferable upon proper written instructions to the Transfer Agent. Upon request to the Transfer Agent, a certificate for any or all full Shares in a participant's Account will be sent to the participant.

If, on the record date for a Distribution (the "Record Date"), Shares are trading at a discount from net asset value per Share, funds credited to a participant's Account will be used to purchase Shares (the "Purchase"). The Plan Agent (currently Computershare Inc.) will attempt, commencing five days prior to the Payment Date and ending at the close of business on the Payment Date ("Payment Date" as used herein shall mean the last business day of the month in which such Record Date occurs), to acquire Shares in the open market. If and to the extent that the Plan Agent is unable to acquire sufficient Shares to satisfy the Distribution by the close of business on the Payment Date, the Fund will issue to the Plan Agent, Shares valued at net asset value per Share in the aggregate amount of the remaining value of the Distribution. If, on the Record Date, Shares are trading at a premium over net asset value per Share, the Fund will issue on the Payment Date Shares valued at net asset value per Share on the Record Date to the Transfer Agent in the aggregate amount of the funds credited to the participants' Accounts. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the shares on the Record Date if the net asset value per Share of the Shares on the Record Date is less than 95% of the fair market value of the Shares on the Record Date. If Shares are issued at a discount to the price at market on the Record Date, shareholders are treated for federal income tax purposes as having received a taxable distribution equal to the fair market value of the shares. In effect, the discount from market price is added to the amount of the distribution. Such amount is considered taxable income and is added to the cost basis of the issued Shares.

The cost of Shares acquired for each participant's Account in connection with a Purchase shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired in connection with that Purchase. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases. Brokerage charges for purchasing small amounts of Shares for individual Accounts through the Plan can be expected to be less than the usual brokerage charges for such transactions, as the Plan Agent will be purchasing Shares for all participants in blocks and prorating the lower commission thus attainable.

A participant may from time to time make voluntary cash contributions to his Account in a minimum amount of $100 (no more than $500 may be contributed per month). Participants making voluntary cash investments will be charged a $0.75 service fee for each such investment and will be responsible for their pro rata share of brokerage commissions. Please contact DISC for more information on voluntary cash contributions.

The Fund reserves the right to amend the Plan, including provisions with respect to any Distribution paid, subsequent to notice thereof sent to participants in the Plan at least ninety days before the record date for such Distribution, except when such amendment is necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, in which case such amendment shall be effective as soon as practicable. The Plan may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective for the next Distribution following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten days prior to the Record Date for the Distribution. When a participant withdraws from the Plan, or when the Plan is terminated by the Fund, the participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his Shares in the Plan and send the proceeds to the participant, less brokerage commissions and a $2.50 service fee.

Shareholders will receive tax information annually for personal records and to assist in preparation of their federal income tax returns.

Additional Information

Automated Information Line	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	www.dws-investments.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Shareholder Service Agent and Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company Lafayette Corporate Center 2 Avenue De Lafayette Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
NYSE Symbol	KST
CUSIP Number	23338N 104

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Period	(a)	(b)	(c)	(d)
	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
December 1 through December 31	3,400	12.31	3,400	n/a
January 1 through January 31	-	n/a	-	n/a
February 1 through February 28	-	n/a	-	n/a
March 1 through March 31	-	n/a	-	n/a
April 1 through April 30	-	n/a	-	n/a
May 1 through May 31	-	n/a	-	n/a
Total	3,400	12.31	3,400	n/a
The Fund may from time to time repurchase shares in the open market.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 27, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 27, 2011